SHARE-BASED COMPENSATION AND WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
SHARE-BASED COMPENSATION AND WARRANTS

NOTE 10 – SHARE-BASED COMPENSATION AND WARRANTS

Share-Based Compensation

During the three and six month period ended June 30, 2025, the Company issued 10,500 and 21,000 shares of common stock, respectively, to the Company’s COO in connection with his employment agreement. During the three and six month period ended June 30, 2025, the Company issued 38,656 and 77,326 shares of common stock, respectively, in partial satisfaction of amounts owed to its capital raise consultants. The fair value of share based compensation issued during the three month period ended June 30, 2025 and 2024 both were $22,500, respectively. The fair value of share based compensation issued during the six month period ended June 30, 2025 and 2024 was $45,000 and $45,001, respectively.

The Company did not adopt stock option incentive plan or issue any stock options or other service based awards to any employee, advisor or consultant during the three and six month periods ended June 30, 2025 or 2024.

Warrants to Purchase Common Stock

On October 1, 2021, the Company issued 200,000 detachable warrants at an exercise price of $3.00 per warrant in connection with a private equity offering. While the Company contemporaneously issued warrants in connection with this capital raise transaction, these warrants are subject to separate agreements with different terms and conditions that are not closely related. The warrants issued in connection with the sale of common stock may be exercised at the option of the purchaser and may only be settled in shares of common stock upon payment of the exercise price stated in the stock purchase agreement. These freestanding warrants are classified as an equity instrument and have no expiration date. The fair value of detachable warrants on the grant date was $0 using a Black-Scholes option pricing model with a stock price of $0.25, exercise price of $3.00, risk free rate of 4.57%, volatility of 10% to 25% (logarithmic average due to limited exchange pricing data) and a dividend rate of 0% and a warrant term of 10 years (as the Company’s warrants have no expiration date). During the three and six month periods ended June 30, 2025, there were no exercises of warrants to purchase common stock.

On April 25, 2023, the Company issued 200,000 detachable freestanding warrants at an exercise price of $5.00 per warrant, as additional consideration in connection with its Convertible Note (see Note 5). While the Company contemporaneously issued warrants in connection with a Convertible Note issuance, these warrants are subject to separate agreements with different terms and conditions that are not closely related. The settlement and/or termination of the Convertible Note does not cause the warrant agreement to terminate or cause the terms and conditions to change due to changes in the Note instrument. The warrants issued in connection with the sale of common stock may be exercised at the option of the purchaser and may only be settled in shares of common stock upon payment of the exercise price stated in the stock purchase agreement. These freestanding warrants are classified as an equity instrument and have no expiration date. During the three and six month periods ended June 30, 2025, there were no exercises of warrants to purchase common stock.

During the three and six month periods ended June 30, 2025 and 2024, there were no issuances, exercises or expired warrants. During the three and six month periods ended June 30, 2025 and 2024, warrants outstanding and exercisable both were 400,000. During the three and six month periods ended June 30, 2025 and 2024, the weighted average exercise price was $4.00, respectively.

NOTE 10 – SHARED BASED COMPENSATION AND WARRANTS

Share-Based Compensation

During the year ended December 31, 2024, the Company issued shared 10,500 shares of common stock as based compensation to its Chief Operating Officer as part of his compensation package. During the year ended December 31, 2023, the Company did not issue any shares of common stock as based compensation to any employees. The Company did not adopt stock option incentive plan or issue any stock options or other service based awards to any employee, advisor or consultant during the years ended December 31, 2024 and 2023. During the years ended December 31, 2024 and 2023, the Company issued 118,975 and 85,615 shares of common stock, respectively, in partial satisfaction of amounts owed to its capital raise consultants.

Warrants to Purchase Common Stock

On October 1, 2021, the Company issued 200,000 detachable warrants at an exercise price of $3.00 per warrant in connection with a private equity offering. While the Company contemporaneously issued warrants in connection with this capital raise transaction, these warrants are subject to separate agreements with different terms and conditions that are not closely related. The warrants issued in connection with the sale of common stock may be exercised at the option of the purchaser and may only be settled in shares of common stock upon payment of the exercise price stated in the stock purchase agreement. These freestanding warrants are classified as an equity instrument and have no expiration date. The fair value of detachable warrants on the grant date was $0 using a Black-Scholes option pricing model with a stock price of $0.25, exercise price of $3.00, risk free rate of 4.57%, volatility of 25% (logarithmic average due to limited exchange pricing data) and a dividend rate of 0% and a warrant term of 10 years (as the Company’s warrants have no expiration date). During the years ended December 31, 2024 and 2023, there were no exercises of warrants to purchase common stock.

On April 25, 2023, the Company issued 200,000 detachable freestanding warrants at an exercise price of $5.00 per warrant, as additional consideration in connection with its Convertible Note (see Note 6). While the Company contemporaneously issued warrants in connection with a Convertible Note issuance, these warrants are subject to separate agreements with different terms and conditions that are not closely related. The settlement and/or termination of the Convertible Note does not cause the warrant agreement to terminate or cause the terms and conditions to change due to changes in the Note instrument. The warrants issued in connection with the sale of common stock may be exercised at the option of the purchaser and may only be settled in shares of common stock upon payment of the exercise price stated in the stock purchase agreement. These freestanding warrants are classified as an equity instrument and have no expiration date. During the years ended December 31, 2024 and 2023, there were no exercises of warrants to purchase common stock.

The table below summarizes the status of warrants outstanding and exercisable as follows:

	2024		2023
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price

Warrants outstanding, January 1,	400,000	$4.00	200,000	$3.00
Issued	-	-	200,000	5.00
Exercised	-	-	-	-
Expired	-	-	-	-
Warrants outstanding, December 31,	400,000	$4.00	400,000	$4.00

Warrants exercisable, December 31,	400,000	$4.00	400,000	$4.00